UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 24, 2006

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  148

Form 13F Information Table Value Total: $3,393,374 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Trust III	        PFD CV 6.75%	  00808N202     4,313      88,198       Sole            88,198
CA Inc	                COM	          12673P105	 649 	   27,402 "			Sole		"27,402
COMSYS IT Partners	COM	          20581E104	" 4,644 "" 270,180 "			Sole		"270,180"
Equity Office Prop      PFD CV B 5.25%	  294741509	" 1,475 "" 25,500 "			Sole		"25,500"
Ford Trust	        PFD TR CV6.5%	  345395206	" 29,657 " 882,898 "			Sole		"882,898"
"ITC DeltaCom, Inc"	COM PAR 0.01	  45031T872	 21 	   12,249 "			Sole		"12,249"
Intevac Inc.	        COM	          461148108	" 2,520 "" 150,000 "			Sole		"150,000"
Mirant Corp	        COM	          60467R100	" 1,573 "" 57,603 "			Sole		"57,603"
Mirant	                *W EXP 01/03/201  60467R118	" 1,274 "" 124,900 "			Sole		"124,900"
Mirant	                *W EXP 01/03/201  60467R126	" 2,112 "" 194,700 "			Sole		"194,700"
National Australia Bank	CAP UTS EXCHBL	  632525309	" 49,087 " 1,100,600 "			Sole		"1,100,600"
Quadramed Corp.	        COM	          74730W101	 133 	   60,000 "			Sole		"60,000"
"Radio One, Inc."	CL D NON VTG	  75040P405	 907 	 " 145,059 "			Sole		"145,059"
Titanium Metals Corp	COM NEW	          888339207	 935 	 " 37,000 "			Sole		"37,000"
ASM International	NOTE 5.250% 5/1	  00207DAE2	" 1,135 "" 1,000,000 "			Sole
AirTran Holdings	NOTE 7.000% 7/0	  00949PAB4	" 13,625 " 11,191,000 "			Sole
"Allergan, Inc"	        NOTE 1.500% 4/0	  018490AL6	" 11,914 " 11,300,000 "			Sole
Johnson & Johnson	SDCV 7/2	  02261WAB5	" 102,329" 113,052,000 "		Sole
Amdocs	                NOTE 0.500% 3/	  02342TAD1	" 12,748 " 11,945,000 "			Sole
American Equity Inv	NOTE 5.250%12/0	  025676AE7	" 14,343 " 12,500,000 "			Sole
American Express	DBCV 1.850%12/0	  025816AS8	" 37,394 " 36,955,000 "			Sole
American Finl Realty Tr NOTE 4.375% 7/1	  02607PAB3	" 13,651 " 14,600,000 "			Sole
American Med Sys Hldgs 	NOTE 3.250% 7/0	  02744MAA6	" 15,198 " 13,000,000 "			Sole
"Amkor Technology, Inc.	NOTE 5.000% 3/1	  031652AH3	" 6,598 "" 7,000,000 "			Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	  043353AF8	" 14,624 " 15,000,000 "			Sole
AudioCodes	        NOTE 2.000%11/0	  050732AB2	" 12,675 " 14,300,000 "			Sole
Bausch & Lomb	        FRNT 8/0	  071707AM5	" 30,682 " 26,250,000 "			Sole
BioMarin Pharm. Inc	NOTE 2.500% 3/2	  09061GAC5	" 14,966 " 13,500,000 "			Sole
"CBRL Group, Inc."	NOTE 4/0	  12489VAB2	" 6,313 "" 13,000,000 "			Sole
CMS Energy	        NOTE 2.875%12/0	  125896AW0	" 14,013 " 12,100,000 "			Sole
Carnival Corporation	DBCV 2.000% 4/1	  143658AN2	" 11,524 " 9,275,000 "			Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	  150934AF4	" 12,660 " 21,100,000 "			Sole
CenterPoint Energy	NOTE 2.875% 1/1	  15189TAL1	" 7,019 "" 6,120,000 "			Sole
CenterPoint Energy	NOTE 3.750% 5/1	  15189TAM9	" 73,729 " 57,482,000 "			Sole
Chesapeake Energy Corp.	NOTE 2.750%11/1	  165167BW6	" 14,747 " 14,405,000 "			Sole
Ciber Inc	        SDCV 2.875%12/1	  17163BAB8	" 11,142 " 12,055,000 "			Sole
CIENA Corp	        NOTE 3.750% 2/0	  171779AA9	" 1,935 "  2,000,000 "			Sole
Citadel Broadcasting	NOTE 1.875% 2/1	  17285TAB2	" 30,452 " 37,250,000 "			Sole
"Collegiate Pacific,Inc NOTE 5.750%12/0	  194589AB3	" 1,216 "" 1,250,000 "			Sole
CompuCredit Corp	NOTE 3.625% 5/3	  20478NAB6	" 9,380 "" 9,500,000 "			Sole
CA Inc	                NOTE 1.625%12/1	  204912AQ2	" 86,637 " 69,515,000 "			Sole
McDATA Corporation	NOTE 3.000% 2/1	  204925AC5	" 6,028 "" 6,100,000 "			Sole
Conexant Systems	NOTE 4.000% 3/0	  207142AH3	" 14,119 " 16,450,000 "			Sole
CONMED	                NOTE 2.500%11/1	  207410AD3	" 13,933 " 16,070,000 "			Sole
Connetics Corp	        NOTE 2.000% 3/3	  208192AD6	" 4,841 "" 5,720,000 "			Sole
"Conseco, Inc"	        DBCV 3.500% 9/3	  208464BH9	" 13,871 " 13,500,000 "			Sole
Continental Airlines	NOTE 4.500% 2/0	  210795PD6	" 4,080 "" 4,100,000 "			Sole
Cubist Pharm	        NOTE 2.250% 6/1	  229678AC1	" 10,017 " 10,100,000 "			Sole
Curagen Corp	        NOTE 4.000% 2/1	  23126RAE1	" 11,625 " 15,000,000 "			Sole
Cypress Semiconductor	NOTE 1.250% 6/1	  232806AH2	" 7,977 " 6,200,000 "			Sole
Danaher Corporation	NOTE 1/2	  235851AF9	" 4,022 "" 3,975,000 "			Sole
Devon Energy	        DEB 4.900% 8/1	  25179MAA1	" 85,245 " 67,850,000 "			Sole
Devon Energy	        DEB 4.950% 8/1	  25179MAB9	" 4,083 "" 3,250,000 "			Sole
Disney (Walt) Company	NOTE 2.125% 4/1	  254687AU0	" 115,388" 102,340,000 			Sole
Dixie Group, Inc"	SDCV 7.000% 5/1	  255519AA8	 277 	   290,000 "			Sole
Durect Corp	        NOTE 6.250% 6/1	  266605AB0	" 20,461 " 14,460,000 "			Sole
EPIX Pharm'ls Inc       NOTE 3.000% 6/1	  26881QAB7	" 2,528 " 3,830,000 "			Sole
Eastman Kodak	        NOTE 3.375%10/1	  277461BE8	" 72,516 " 74,090,000 "			Sole
EDO Corp	        NOTE 4.000%11/1	  281347AE4	" 12,960 " 13,500,000 "			Sole
Edwards Lifesciences	DBCV 3.875% 5/1	  28176EAB4	" 5,103 " 4,960,000 "			Sole
Electronic Data Systems	NOTE 3.875% 7/1	  285661AF1	" 67,638 " 67,305,000 "			Sole
"Empire Resorts, Inc"	NOTE 5.500% 7/3	  292052AB3	" 3,960 " 4,500,000 "			Sole
"Encore Capital Group	NOTE 3.375% 9/1	  292554AB8	" 5,184 " 5,500,000 "			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	  29257MAB6	" 15,282 " 16,054,000 "			Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	  29355XAB3	" 14,764 " 12,500,000 "			Sole
Euronet Worldwide Inc	NOTE 3.500%10/1	  298736AF6	" 7,233 " 7,500,000 "			Sole
ExpressJet Holdings	NOTE 4.250% 8/0	  30218UAB4	" 7,028 "" 7,660,000 "			Sole
FEI Company	        NOTE 2.875% 6/0	  30241LAF6	" 15,371 " 15,200,000 "			Sole
FTI Consulting	        NOTE 3.750% 7/1	  302941AB5	" 14,184 " 13,000,000 "			Sole
Fairfax Financial	DBCV 5.000% 7/1	  303901AL6	" 19,212 " 20,250,000 "			Sole
Fisher Scientific	NOTE 3.250% 3/0	  338032AX3	" 74,886 " 63,850,000 "			Sole
Four Seasons Hotels	NOTE 1.875% 7/3	  35100EAE4	" 106,653 "95,760,000 "			Sole
GATX Corp.	        NOTE 7.500% 2/0	  361448AC7	" 22,233 " 18,160,000 "			Sole
Gateway	                NOTE 1.500%12/3	  367626AB4	" 5,085 "" 6,000,000 "			Sole
General Motors	        DEB SR CONV B	  370442733	" 9,213 "" 457,900 "			Sole
Genesis Healthcare Corp	SDCV 2.500% 3/1	  37184DAE1	" 14,038 " 13,150,000 "			Sole
Genzyme Corp	        NOTE 1.250%12/0	  372917AN4	" 72,775 " 66,385,000 "			Sole
Hasbro	                DBCV 2.750%12/0	  418056AN7	" 64,070 " 57,205,000 "			Sole
Health Management	NOTE 1.500% 8/0	  421933AF9	" 13,362 " 13,100,000 "			Sole
Hewlett-Packard Co.	NOTE 10/1	  428236AC7	" 111,162 "160,976,000 "		Sole
Hilton Hotels Corp.	NOTE 3.375% 4/1	  432848AZ2	" 1,627 "  1,243,000 "			Sole
Hutchinson Tech'y Inc	NOTE 3.250% 1/1	  448407AF3	" 14,398 " 16,290,000 "			Sole
Incyte Corp	        NOTE 3.500% 2/1	  45337CAE2	" 11,985 " 15,900,000 "			Sole
Informatica	        NOTE 3.000% 3/1	  45666QAB8	" 2,054 "" 2,000,000 "			Sole
Intel Corp	        SDCV 2.950%12/1	  458140AD2	" 126,680 141,345,000 "			Sole
International Game Tech DBCV 1/2	  459902AL6	 79 	" 90,000 "			Sole
International Game Tech	DBCV 1/2	  459902AM4	" 97,300  110,305,000 "			Sole
Interpublic Group of CosNOTE 4.500% 3/1	  460690AT7	" 10,438 "" 9,870,000 "			Sole
Invitrogen	        NOTE 3.250% 6/1	  46185RAM2	" 13,496 " 13,900,000 "			Sole
Kellwood Co	        DBCV 3.500% 6/1	  488044AF5	" 11,611 " 13,000,000 "			Sole
Level 3 Communications	NOTE 6.000% 9/1	  52729NAG5	" 2,453 " 2,710,000 "			Sole
Level 3 Communications	NOTE 6.000% 3/1	  52729NAS9	" 16,899 " 19,230,000 "			Sole
Level 3 Comm	        NOTE 10.000% 5/0  52729NBE9	" 17,838 " 10,000,000 "			Sole
Level 3 Comm	        NOTE 5.250%12/1	  52729NBF6	" 6,040 " 4,000,000 "			Sole
Level 3 Communications	NOTE 3.500% 6/1	  52729NBK5	" 13,894 " 11,700,000 "			Sole
Liberty Media	        DEB 3.500% 1/1	  530715AN1	" 57,371 " 52,096,000 "			Sole
Liberty Media	        DEB 3.250% 3/1	  530715AR2	" 9,056 " 11,232,000 "			Sole
Liberty Media	        DEB 0.750% 3/3	  530718AF2	" 83,052 " 75,320,000 "			Sole
Lockheed Martin	        DBCV 8/1	  539830AP4	" 37,371 " 29,455,000 "			Sole
"Lowe's Companies, Inc. NOTE 0.861%10/1	  548661CG0	" 108,115 109,761,000 "			Sole
"Manor Care, Inc"	NOTE 2.125% 8/0	  564055AM3	" 28,068 " 22,750,000 "			Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	  585055AM8	" 54,809 " 56,330,000 "			Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	  587200AF3	" 17,757 " 15,550,000 "			Sole
Merrill Lynch	        NOTE 3/1	  590188W46	" 114,842 "98,895,000 "			Sole
NPS Pharmaceuticals	NOTE 3.000% 6/1	  62936PAB9	" 4,325 " 5,000,000 "			Sole
Nabors Industries Inc	NOTE 6/1	  629568AL0	" 3,828 " 3,650,000 "			Sole
Nash Finch Company	FRNT 1.631% 3/1	  631158AD4	" 8,060 " 20,500,000 "			Sole
Nektar Therapeutics	NOTE 3.250% 9/2	  640268AH1	" 13,688 " 13,950,000 "			Sole
Noram Energy	        SDCV 6.000% 3/1	  655419AC3	  280 	   2,882 "			Sole
OMI Corp	        NOTE 2.875%12/0	  670874AF3	" 10,907 ""11,200,000 "			Sole
Ocwen Financial	        NOTE 3.250% 8/0	  675746AD3	" 10,970 "" 8,000,000 "			Sole
Odyssey Re Hold'gs Corp DBCV 4.375% 6/1	  67612WAB4	" 11,688 "" 7,365,000 "			Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	  681904AL2	" 15,544 " 17,400,000 "			Sole
Par Pharmaceutical	NOTE 2.875% 9/3	  717125AC2	" 8,782 " 9,430,000 "			Sole
Pixelworks	        SDCV 1.750% 5/1	  72581MAB3	" 2,138 " 3,000,000 "			Sole
Barrick Gold Corp	DBCV 2.750%10/1	  725906AK7	 242 	   175,000 "			Sole
Pride International	NOTE 3.250% 5/0	  74153QAD4	" 7,862 "" 6,500,000 "			Sole
Quantum Corp	        NOTE 4.375% 8/0	  747906AE5	" 11,182 " 12,675,000 "			Sole
RPM International	NOTE 1.389% 5/1	  749685AK9	" 92,415  163,025,000 "			Sole
Rambus Inc	        NOTE 2/0	  750917AB2	" 15,542 " 15,000,000 "			Sole
Royal Caribbean Cruises Ltd.NOTE 5/1	  780153AM4	" 22,555 " 37,030,000 "			Sole
Pharmanet Dev Grp, Inc	NOTE 2.250% 8/1	  784121AB1	" 11,521  13,000,000 "			Sole
SLM Corp	        DBCV 7/2	  78442PAC0	" 7,849 "" 7,800,000 "			Sole
Safeguard Scientifics	DBCV 2.625% 3/1	  786449AG3	" 1,630 "" 2,050,000 "			Sole
Scottish Ann'y&Life Hldgs NOTE 4.500%12/0 81013RAC9	" 27,556 " 28,190,000 "			Sole
Sinclair Broadcast GroupNOTE 4.875% 7/1	  829226AU3	" 13,419 " 15,000,000 "			Sole
Sirius Satellite Radio	NOTE 2.500% 2/1	  82966UAC7	" 1,214 " 1,100,000 "			Sole
Sirius Satellite Radio  NOTE 3.250%10/1	  82966UAD5	" 14,008 " 13,600,000 "			Sole
"Sonic Automotive, Inc"	NOTE 4.250%11/3	  83545GAK8	" 10,198 " 9,000,000 "			Sole
SUPERVALU Inc.	        NOTE 11/0	  868536AP8	" 5,232 " 16,000,000 "			Sole
"TJX Companies, Inc"	NOTE 2/1	  872540AL3	" 84,687 "90,817,000 "			Sole
Teva Pharm	        DBCV 0.500% 2/0	  88164RAA5	 132 	  125,000 "			Sole
Teva Pharm	        DBCV 0.250% 2/0	  88164RAB3	" 62,381" 57,527,000 "			Sole
Teva Pharm	        NOTE 1.750% 2/0	  88165FAA0	 934 	  980,000 "			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	  887319AC5	" 18,893" 15,206,000 "			Sole
Travelers Property Casualty NT CV JR 2032 89420G307	" 1,120 " 45,500 "			Sole
"Trinity Industries,Inc NOTE 3.875% 6/0	  896522AF6	" 13,943" 14,500,000 "			Sole
"TriZetto Group, Inc"	NOTE 2.750%10/0	  896882AB3	" 7,463 " 7,000,000 "			Sole
Tyco International Ltd.	DBCV 3.125% 1/1	  902118BG2	" 82,210" 62,239,000 "			Sole
Unisource Energy	NOTE 4.500% 3/0	  909205AB2	" 6,496 " 6,250,000 "			Sole
"UTStarcom, Inc"	NOTE 0.875% 3/0	  918076AB6	" 30,414" 33,700,000 "			Sole
Vishay Intertechnology	NOTE 3.625% 8/0	  928298AF5	" 10,719" 10,550,000 "			Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	  942683AC7	" 5,398 " 5,880,000 "			Sole
Emdeon Corp	        NOTE 3.125% 9/0	  94769MAG0	" 11,128" 11,150,000 "			Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	  972232AB8	" 14,008" 15,600,000 "			Sole
Wyeth	                DBCV 1/1	  983024AD2	" 2,587 " 2,377,000 "			Sole
YRC Worldwide	        NOTE 5.000% 8/0	  985577AA3	" 14,626" 11,700,000 "			Sole
YRC Worldwide	        NOTE 3.375%11/2	  985577AB1	" 82,018" 72,435,000 "			Sole
			                                 3,393,374 "